Reclamation and Rehabilitation (Tables)	12 Months Ended
Dec. 31, 2012
Reclamation and Remediation
	December 31, 2012 A$000s	December 31, 2011 A$000s

Balance January 1	969	926
Increase (Decrease) as a result of rehabilitation requirement on exploration undertaken during year	159	169
Decrease as a result of rehabilitation performed during the year	(35)	(126)
Closing balance December 31	1,093	969